Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables summarize compensation information for the principal executive officer and average compensation for the other named executive officers required by the SEC rules regarding Pay Versus Performance. The Company uses Annualized Net Income growth as its Company Selected Measure (CSM).

Year	SCT Total Compensation for CEO	Compensation Actually Paid to CEO	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income	Annualized Net Income Growth
					FFIN TSR	Peer Group TSR *

2024	$3,552,000	$4,629,376	$1,235,095	$1,422,678	$102.71	$105.88	$223,511	12%
2023	$1,239,808	$798,730	$931,430	$850,609	$86.32	$84.70	$198,977	-15%
2022	$3,089,587	$448,226	$991,910	$548,081	$98.01	$88.96	$234,475	3%
2021	$3,442,141	$5,876,530	$981,457	$1,448,906	$144.84	$116.73	$227,562	13%
2020	$1,800,963	$1,358,758	$847,069	$800,991	$103.05	$86.37	$202,034	23%

* Peer Group TSR is based on the KBW Nasdaq Bank Index

Mr. Dueser served as our principal executive officer for 2020-2024. The other NEOs reflected in the table were the following individuals for 2024: Mr. Butler, Ms. Hickox, Mr. Bailey, and Mr. Thaxton. For 2023, it reflects the following individuals: Mr. Butler, Ms. Hickox, Mr. Thaxton, and Mr. Longhofer. For 2022, it reflects the following individuals: Mr. Butler, Mr. James R. Gordon, Mr. Thaxton, Mr. Longhofer. For 2021 and 2020 it reflects the following individuals: Mr. Butler, Mr. James R. Gordon, Mr. Thaxton and Mr. Gary Gragg.

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for CEO	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2024	$3,552,000	$(1,340,131)	$2,417,506	$4,629,376
2023	$1,239,808	$(45,583)	$(395,495)	$798,730
2022	$3,089,587	$(1,361,910)	$(1,279,451)	$448,226
2021	$3,442,141	$(1,672,598)	$4,106,987	$5,876,530
2020	$1,800,963	$(302,123)	$(140,082)	$1,358,758

Year	SCT Total Compensation for other NEOs	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2024	$1,235,095	$(346,092)	$533,675	$1,422,678
2023	$931,430	$(311,413)	$230,592	$850,609
2022	$991,910	$(256,830)	$(186,999)	$548,081
2021	$981,457	$(231,433)	$698,882	$1,448,906
2020	$847,069	$(170,745)	$124,667	$800,991

(i) Represents grant date fair value of equity based awards granted for each year shown and change in pension value and non-qualified deferred compensation for each year.

(ii) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP and the change in value of non-qualified compensation plans for each year shown.

The equity component of CAP for the year ended December 31, 2024 is further detailed below.

CEO Equity Component of CAP for FY 2024:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024	Change in Value of Prior Years' Awards Unvested at 12/31/2024	Change in Value of Prior Years' Awards That Vested in FY 2024	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$276,432	$37,113	$11,809	$325,354
RSAs	—	—	—	—
RSUs	514,470	19,918	36,038	570,426
PSUs	514,470	59,765	13,151	587,386
Total	$1,305,372	$116,796	$60,998	$1,483,166

Average Non-CEO NEOs Equity Component of CAP for FY 2024:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024	Change in Value of Prior Years' Awards Unvested at 12/31/2024	Change in Value of Prior Years' Awards That Vested in FY 2024	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$115,086	$38,591	$14,123	$167,800
RSAs	—	—	—	—
RSUs	107,059	14,077	7,578	128,714
PSUs	107,059	23,748	1,105	131,912
Total	$329,204	$76,416	$22,806	$428,426

Company Selected Measure Name		Annualized Net Income Growth
Named Executive Officers, Footnote

Mr. Dueser served as our principal executive officer for 2020-2024. The other NEOs reflected in the table were the following individuals for 2024: Mr. Butler, Ms. Hickox, Mr. Bailey, and Mr. Thaxton. For 2023, it reflects the following individuals: Mr. Butler, Ms. Hickox, Mr. Thaxton, and Mr. Longhofer. For 2022, it reflects the following individuals: Mr. Butler, Mr. James R. Gordon, Mr. Thaxton, Mr. Longhofer. For 2021 and 2020 it reflects the following individuals: Mr. Butler, Mr. James R. Gordon, Mr. Thaxton and Mr. Gary Gragg.

PEO Total Compensation Amount		$ 3,552,000	$ 1,239,808	$ 3,089,587	$ 3,442,141	$ 1,800,963
PEO Actually Paid Compensation Amount		$ 4,629,376	798,730	448,226	5,876,530	1,358,758
Adjustment To PEO Compensation, Footnote

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for CEO	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2024	$3,552,000	$(1,340,131)	$2,417,506	$4,629,376
2023	$1,239,808	$(45,583)	$(395,495)	$798,730
2022	$3,089,587	$(1,361,910)	$(1,279,451)	$448,226
2021	$3,442,141	$(1,672,598)	$4,106,987	$5,876,530
2020	$1,800,963	$(302,123)	$(140,082)	$1,358,758

The equity component of CAP for the year ended December 31, 2024 is further detailed below.

CEO Equity Component of CAP for FY 2024:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024	Change in Value of Prior Years' Awards Unvested at 12/31/2024	Change in Value of Prior Years' Awards That Vested in FY 2024	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$276,432	$37,113	$11,809	$325,354
RSAs	—	—	—	—
RSUs	514,470	19,918	36,038	570,426
PSUs	514,470	59,765	13,151	587,386
Total	$1,305,372	$116,796	$60,998	$1,483,166

Non-PEO NEO Average Total Compensation Amount		$ 1,235,095	931,430	991,910	981,457	847,069
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,422,678	850,609	548,081	1,448,906	800,991
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for other NEOs	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2024	$1,235,095	$(346,092)	$533,675	$1,422,678
2023	$931,430	$(311,413)	$230,592	$850,609
2022	$991,910	$(256,830)	$(186,999)	$548,081
2021	$981,457	$(231,433)	$698,882	$1,448,906
2020	$847,069	$(170,745)	$124,667	$800,991

The equity component of CAP for the year ended December 31, 2024 is further detailed below.

Average Non-CEO NEOs Equity Component of CAP for FY 2024:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2024	Change in Value of Prior Years' Awards Unvested at 12/31/2024	Change in Value of Prior Years' Awards That Vested in FY 2024	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$115,086	$38,591	$14,123	$167,800
RSAs	—	—	—	—
RSUs	107,059	14,077	7,578	128,714
PSUs	107,059	23,748	1,105	131,912
Total	$329,204	$76,416	$22,806	$428,426

Compensation Actually Paid vs. Total Shareholder Return

The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our cumulative TSR over the most recently completed fiscal years.

CAP vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our net income over the most recently completed fiscal years.

CAP vs. Net Income

Total Shareholder Return Vs Peer Group		The table below shows the relationship between our cumulative TSR and our peer group TSR over the four most recently completed fiscal years. Total Shareholder Return: Company vs. Peer Group
Tabular List, Table

The four items listed below represent the most important metrics we used to determine CAP for the year ended December 31, 2024 as further described in our Compensation Discussion and Analysis within the Short Term Incentives and Long Term Incentives sections.

Most Important Performance Measures
Efficiency Ratio
Return on Assets
Return on Equity
Annual Net Income Growth

Total Shareholder Return Amount		$ 102.71	86.32	98.01	144.84	103.05
Peer Group Total Shareholder Return Amount	[1]	105.88	84.7	88.96	116.73	86.37
Net Income (Loss)		$ 223,511,000	$ 198,977,000	$ 234,475,000	$ 227,562,000	$ 202,034,000
Company Selected Measure Amount		0.12	(0.15)	0.03	0.13	0.23
PEO Name		Mr. Dueser	Mr. Dueser	Mr. Dueser	Mr. Dueser	Mr. Dueser
Measure:: 1
Pay vs Performance Disclosure
Name		Efficiency Ratio
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 3
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name		Annual Net Income Growth
Non-GAAP Measure Description

Annualized Net Income Growth (CSM) is a primary driver of short term incentives and relative annualized net income growth is a key component of long term incentives. It is a key driver in both cash incentive bonuses as well as profit sharing amounts. The CEO and the other NEO's net income growth goals are set by the Compensation committee each year. In 2024, the consolidated Company exceeded the earnings growth goal.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	$ (1,340,131)	$ (45,583)	$ (1,361,910)	$ (1,672,598)	$ (302,123)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	2,417,506	(395,495)	(1,279,451)	4,106,987	(140,082)
PEO | RSAs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | RSAs | Adjustment to Compensation Equity Value Included in C A P, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,809
PEO | ISOs | Adjustment to Compensation Equity Value Included in C A P, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		325,354
PEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		37,113
PEO | ISOs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		276,432
PEO | PSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		514,470
PEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		59,765
PEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,151
PEO | PSUs | Adjustment to Compensation Equity Value Included in C A P, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		587,386
PEO | RSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		514,470
PEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,918
PEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,038
PEO | RSUs | Adjustment to Compensation Equity Value Included in C A P, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		570,426
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,305,372
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		116,796
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		60,998
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Equity Value Included in C A P [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,483,166
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	(346,092)	(311,413)	(256,830)	(231,433)	(170,745)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	533,675	$ 230,592	$ (186,999)	$ 698,882	$ 124,667
Non-PEO NEO | RSAs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | RSAs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | ISOs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		167,800
Non-PEO NEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,123
Non-PEO NEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		38,591
Non-PEO NEO | ISOs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		115,086
Non-PEO NEO | PSUs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		131,912
Non-PEO NEO | PSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		107,059
Non-PEO NEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,748
Non-PEO NEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,105
Non-PEO NEO | RSUs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		128,714
Non-PEO NEO | RSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		107,059
Non-PEO NEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,077
Non-PEO NEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,578
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		329,204
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		76,416
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		22,806
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Equity Value Included in C A P [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 428,426

[1]	Peer Group TSR is based on the KBW Nasdaq Bank Index
[2]	Represents grant date fair value of equity based awards granted for each year shown and change in pension value and non-qualified deferred compensation for each year.
[3]	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP and the change in value of non-qualified compensation plans for each year shown.